SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets Net
VAT prepayment		$ 561,482	$ 412,649
Contract cost	[1]	372,309	20,309
Employee Reserve		227,444	158,132
Deposit		193,777	531,165
Inventories		135,585	165,510
Others		102,906	89,075
Prepaid expenses		35,249	361,714
Government subsidies	[2]		466,906
Total prepayments and other current assets		1,628,752	2,205,460
Less: provision for doubtful accounts		110,609	111,720
Total prepayments and other current assets, net		$ 1,518,143	$ 2,093,740

[1]	The balances represented the incurred cost associated with event production whose revenues have not been recognized yet.
[2]	The balances mainly represented the government subsidies receivable that have been approved and publicly announced by certain local governments. The Group’s government subsidies were the subsidies that the local government has not specified a purpose for and were not tied to future trends or performance of the Group. Receipt of such subsidy income was not contingent upon any further actions or performance of the Group and the amounts did not have to be refunded under any circumstances. As of December 31, 2024, the Group has collected all of receivable related to government subsidies.